Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2017
Investments in Associates and Joint Ventures
Schedule of investments in associates and joint ventures accounted for by the equity method

	Ownership as of December 31,
	2017	2017		2016
Associates:
UHI (1)	10.0%	Ps.	8,144,843	Ps.	7,236,587
Imagina (2)	19.9%	3,845,823		2,962,102
Ocesa Entretenimiento, S.A. de C.V. and subsidiaries (collectively, “OCEN”) (3)	40.0%	1,059,391		998,117
Other		101,058		100,060
Joint ventures:
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. (“GTAC”) (4)	33.3%	720,806		728,504
Periódico Digital Sendero, S.A.P.I. de C.V. and subsidiary (collectively, “PDS”) (5)	50.0%	180,159		—
The Second Screen Company Latam, S.L. (“The Second Screen”)	50.0%	58,672		57,662
Televisa CJ Grand, S.A. de C.V. (“Televisa CJ Grand”)	50.0%	—		9,222

		Ps.	14,110,752	Ps.	12,092,254

(1)

The Group accounts for its investment in common stock of UHI, the parent company of Univision, under the equity method due to the Group’s ability to exercise significant influence, as defined under IFRS, over UHI’s operations. The Group has the ability to exercise significant influence over the operating and financial policies of UHI because the Group (i) as of December 31, 2017 and 2016, owned 1,110,382 Class C shares of common stock of UHI, representing approximately 10% of the outstanding total shares of UHI as of each of those dates; (ii) as of December 31, 2017 and 2016, held Warrants exercisable for common stock of UHI equivalent to approximately 26% equity stake of UHI on a fully-diluted, as-converted basis, subject to certain conditions, laws and regulations; (iii) as of December 31, 2017 and 2016, had three officers and one director of the Company designated as members of the Board of Directors of UHI, which was composed of 18 directors of 22 available board seats; and (iv) was party to a PLA, as amended, with Univision, an indirect wholly-owned subsidiary of UHI, pursuant to which Univision has the right to broadcast certain Televisa content in the United States (“Program License Agreement”), and to another program license agreement pursuant to which the Group has the right to broadcast certain Univision’s content in Mexico (“Mexican License Agreement”), in each case through the later of 2025 (2030 upon consummation of a qualified public equity offering of UHI by July 1, 2019) or 7.5 years after the Group has sold two-thirds of its initial investment in UHI made in December 2010 (see Notes 3, 9, 14, 19 and 22).

(2)

Through June 2015, the Company’s investment in common stock of Imagina, a Spanish media and communications company, was accounted for as an available-for-sale equity financial asset with changes in fair value recognized in consolidated other comprehensive income or loss. In July 2015, the Company acquired additional shares of Imagina for the aggregate cash amount of €19.2 million (Ps.341,710) and increased its equity stake in Imagina from 14.5% to 19.9%. As a result of this transaction, beginning in the third quarter of 2015, the Group (i) holds two of 10 seats on the Board of Directors of Imagina; (ii) began to account for this investment under the equity method due to its ability to exercise significant influence over the operating and financial policies of Imagina; (iii) recognized its investment in Imagina as an associate through the fair value as deemed cost at the transaction date; and (iv) reclassified a cumulative gain of Ps.544,402, related to changes in fair value of the investment in Imagina from accumulated other comprehensive income in consolidated equity to consolidated other finance income for the year ended December 31, 2015 (see Note 3).

(3)

OCEN is a majority-owned subsidiary of Corporación Interamericana de Entretenimiento, S.A.B. de C.V., and is engaged in the live entertainment business in Mexico. In 2017 and 2016, the stockholders of OCEN approved the payment of a dividend in the amount of Ps.340,000 and Ps.215,000, respectively, of which Ps.136,000 and Ps.86,000, were paid to the Group. As of December 31, 2017 and 2016, the investment in OCEN included goodwill of Ps.359,613 (see Note 19).

(4)

GTAC was granted a 20-year contract for the lease of a pair of dark fiber wires held by the Mexican Federal Electricity Commission and a concession to operate a public telecommunications network in Mexico with an expiration date in 2030. GTAC is a joint venture in which a subsidiary of the Company, a subsidiary of Grupo de Telecomunicaciones Mexicanas, S.A. de C.V. and a subsidiary of Megacable, S.A. de C.V. have an equal equity participation of 33.3%. In June 2010, a subsidiary of the Company entered into a long-term credit facility agreement to provide financing to GTAC for up to Ps.688,217, with an annual interest rate of the Mexican Interbank Interest Rate (“Tasa de Interés Interbancaria de Equilibrio” or “TIIE”) plus 200 basis points. Under the terms of this agreement, principal and interest are payable at dates agreed by the parties, between 2013 and 2021. As of December 31, 2017 and 2016, GTAC had used a principal amount of Ps.688,183, under this credit facility. During 2017, GTAC paid principal and interest to the Group in connection with this credit facility in the aggregate amount of Ps.203,945. During 2016, GTAC did not pay any amount of principal nor interest to the Group in connection with this credit facility. Also, a subsidiary of the Company entered into supplementary long-term loans to provide additional financing to GTAC for an aggregate principal amount of Ps.582,735, with an annual interest of TIIE plus 200 basis points computed on a monthly basis and payable on an annual basis or at dates agreed by the parties. Under the terms of these supplementary loans, principal amounts can be prepaid at dates agreed by the parties before their maturities between 2023 and 2027. During 2017, GTAC paid principal and interest to the Group in connection with these supplementary loans in the aggregate amount of Ps.47,885. During 2016, GTAC did not pay any amount of principal nor interest in connection with these supplementary loans. The net investment in GTAC as of December 31, 2017 and 2016, included amounts receivable in connection with this long-term credit facility and supplementary loans to GTAC in the aggregate amount of Ps.929,516 and Ps.881,740, respectively (see Note 14).

(5)

The Group accounts for its investment in PDS under the equity method, due to its 50% interest in this joint venture. In September 2017, PDS acquired substantially all of the equity interest in Now New Media, S.A.P.I. de C.V., an online news website in Mexico City, in the aggregate amount of Ps.81,749. As of December 31, 2017, the Group’s investment in PDS included intangible assets and goodwill in the aggregate amount of Ps.113,837 (see Note 3).

Schedule of roll forward of investments in associates and joint ventures

	2017		2016
At January 1	Ps.	12,092,254	Ps.	9,271,901
Share of income of associates and joint ventures, net	1,913,273		1,139,604
Dividends from OCEN	(136,000)		(86,000)
Long-term loans granted to GTAC, net	222,846		140,871
Foreign currency translation adjustments	52,796		1,518,962
GTAC paid principal and interest	(251,830)		—
Investment in other associates	28,597		21,105
Investment in PDS	162,500		—
Investment in The Second Screen	—		54,228
Other	26,316		31,583

At December 31	Ps.	14,110,752	Ps.	12,092,254

Schedule of combined condensed balance sheet information related to the Group's share in associates and joint ventures

	2017		2016
Current assets	Ps.	9,904,652	Ps.	8,176,984
Non-current assets	31,093,027		34,464,469

Total assets	40,997,679		42,641,453

Current liabilities	6,855,976		6,030,712
Non-current liabilities	19,942,993		24,647,420

Total liabilities	26,798,969		30,678,132

Total net assets	Ps.	14,198,710	Ps.	11,963,321

Schedule of share of comprehensive income (loss) of associates and joint ventures

	2017		2016		2015
Share of income of associates and joint ventures, net	Ps.	1,913,273	Ps.	1,139,604	Ps.	35,399

Share of other comprehensive (loss) income of associates and joint ventures:
Foreign currency translation adjustments, net	(9,587)		6,633		(358)
Other comprehensive (loss) income, net	(50,753)		(49,465)		20,063

	(60,340)		(42,832)		19,705

Share of comprehensive income of associates and joint ventures	Ps.	1,852,933	Ps.	1,096,772	Ps.	55,104